Document and Entity Information	Nov. 30, 2021
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Nov. 30, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated April 1, 2022 as revised April 29, 2022
Amendment Flag	false